Net Loss Per Share - Antidilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share
Potential common shares excluded from diluted net loss per share	22,480,748	3,389,348
Shares of common stock issuable from stock options and RSUs
Net Loss Per Share
Potential common shares excluded from diluted net loss per share	4,374,189	2,806,264
Warrants, each whole warrant exerciseable for one share of common stock at an exercise price of $11.50
Net Loss Per Share
Potential common shares excluded from diluted net loss per share	18,106,559	583,084